Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Details)	Sep. 30, 2025
Buildings [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	10 years
Buildings [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	32 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	20 years
Transportation vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	3 years
Transportation vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	10 years
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	10 years